Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      Coopers & Lybrand L.L.P.
      Baltimore, MD

      This report is not to be distributed unless preceded or accompanied by a prospectus.
                      Legg Mason Wood Walker, Incorporated
                      ------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

[RECYCLED LOGO] Printed on Recycled Paper


LMF-030
5/97


                                 Annual Report
                                 March 31, 1998

                                   Legg Mason
                                    Tax-Free
                                  Income Fund


                               Maryland Tax-Free
                             Pennsylvania Tax-Free

                                    Tax-Free
                               Intermediate-Term


                              The Art of Investing


                               [LEGG MASON LOGO]
                                     FUNDS

To Our Shareholders,

   We are pleased to provide you with Legg Mason Tax-Free Income Fund's annual report for its fiscal year ended March 31, 1998, combining reports for the Legg Mason Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and the Tax-Free Intermediate-Term Income Trust.

   The following table summarizes key statistics for each Trust, as of March 31, 1998:

                                                                    Average          Net Asset Value
                                              SEC Yield*        Weighted Maturity       Per Share
                                              ----------        -----------------    ---------------
            Maryland Tax-Free                   4.63%             15.74 years             $16.39
            Pennsylvania Tax-Free               4.69%             16.97 years              16.48
            Tax-Free Intermediate               4.01%              7.74 years              15.61

   Each of the Trusts seeks a high level of current income exempt from federal income tax. Maryland Tax-Free also seeks income which is exempt from Maryland state and local income taxes. Pennsylvania Tax-Free also seeks income which is exempt from Pennsylvania personal income tax. The Trusts purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by each Trust's investment adviser to be of comparable quality. Moody's ratings of securities we currently own are:

<CAPTON>
                                              Maryland           Pennsylvania            Tax-Free
                                              Tax-Free             Tax-Free          Intermediate-Term
                                              --------           ------------        -----------------
            Aaa                                42.79%                66.50%                65.10%
            Aa                                 35.70                 20.40                 25.04
            A                                  13.60                  7.10                  7.24
            Baa                                 3.47                    --                  1.39
            Short-term securities               4.44                  6.00                  1.23

   In response to declines in interest rates, net asset values per share for each of the Trusts increased slightly from their September 30, 1997 levels. For the full twelve month period, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate-Term were 8.97%, 9.80% and 7.12%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The maximum sales charge for each Fund is being waived through July 31, 1998 and no sales charge is reflected in the Trust's total return calculations above.)

   Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12-24 years. Because of their relatively long-weighted average maturities, these Trusts offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short-term and intermediate-term average weighted maturities. Tax-Free Intermediate-Term's weighted average maturity is normally kept within an intermediate-term maturity range of 2-10 years. We expect that, in most market periods, the Trust will offer greater price stability than municipal bond funds with longer maturities while earning somewhat lower yields.

                                   Sincerely,

                                   /s/ John F. Curley, Jr.
                                   _______________________
                                   John F. Curley, Jr.
                                   Chairman

May 1, 1998

----------
*SEC yields reported are for the 30 days ended March 31, 1998. If no fees had been waived by the Adviser, the 30 day SECyields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 4.41%, 4.39% and 3.71%, respectively.

Portfolio Manager's Comments
Legg Mason Tax-Free Income Fund

Market Overview

   The year ended March 31, 1998 was a strong one for the municipal bond market. Following the 25 basis point (100 basis points = 1%) increase in the Fed funds rate in March 1997, municipal rates fell steadily throughout the year, reaching a cyclical low in mid-January 1998. The rally was quite impressive in light of the strength of the economy over the period. Fueled by lower mortgage rates, new and existing home sales surged to levels not seen in over a decade. In addition, high consumer confidence created by falling unemployment and lofty equity returns has resulted in healthy sales in the retail and durable goods sectors. Given that the economic expansion is entering its seventh year, such strong indicators would normally raise inflation expectations at this stage. However, higher worker productivity, falling oil prices, and intense international competition stemming from the Asian crisis have acted to control inflation, with consumer prices rising only 1.4% over the last 12 months. With the full impact from Asia yet to be determined, it became obvious to the market that the chance of the Fed raising interest rates to cool the domestic economy was low. With this backdrop, municipal bonds rallied with the Treasury market until mid-January. However, from that point on, municipal rates drifted slightly higher. The low interest rate environment afforded municipalities the opportunity to refund outstanding debt with new bonds paying lower coupons. The increase in volume weighed down the market, and rates rose approximately 15 basis points over the balance of the quarter. The final result for the twelve month period was a 60 basis point decline in long municipal bond yields.

Maryland Tax-Free Income Trust

   For the fiscal year ended March 31, 1998, the Fund's total return was 8.97%. The average maturity of the Fund decreased slightly to 15.74 years from 16.10 years over the last twelve months as we maintained caution in light of the strong housing market and tight labor markets. The building volume of new issues was also of concern, and we felt a conservative posture was appropriate.

Pennsylvania Tax-Free Income Trust

   For the fiscal year ended March 31, 1998, the Fund's total return was 9.80%. In light of the building supply of new issue bonds and the strength of housing and labor markets, we gradually decreased the average maturity of the Fund to
16.97 years from 17.63 years over the past twelve months.

Tax-Free Intermediate-Term Trust

   The Tax-Free Intermediate-Term Income Trust's total return was 7.12% for the fiscal year ended March 31, 1998. The Fund's performance was attributable to our conservative focus on tax-free income and high coupon bonds, combined with a relatively short average maturity of 7.74 years. Given the strength of the economy and the building supply of intermediate-term municipal bonds, we feel this strategy is appropriate, and will move to extend the average maturity of the Fund as the market adjusts to accommodate this increase in volume.

Market Commentary

   Following an extended period of little new issue supply, municipalities sold new bonds at a torrid pace in the first quarter of 1998. Municipal bond issuance of $68 billion was 70% higher than first quarter 1997. The majority of this volume came in the last two months of the quarter, as January's low rates spurred municipalities to refund outstanding debt. In addition, the continuing economic expansion has strengthened municipal balance sheets, and allowed state and local governments to pursue extensive capital projects, such as building new roads and schools. Municipalities frequently finance large projects with debt, and this borrowing greatly added to new issue volume during the first quarter.

   It is important to note that refunding volume is highly interest rate sensitive, while issuance for general municipal purposes is less dependent on lower rates. The first quarter's rapid pace of issuance will probably slow somewhat in the coming months. However, because capital project financing represents a substantial portion of recent volume, we believe that a tremendous amount of new bonds may continue to be sold. The heavy volume may continue to weigh on the market until the supply can be absorbed. At the end of the first quarter, 10- and 30-year Aaa municipals yielded 79% and 86% of comparable maturity Treasuries, slightly higher than the twelve month averages of 76% and 83%, respectively.

Outlook

   Looking forward, we believe inflation will remain benign. Several factors have contributed to persistent low inflation: the strong dollar, increased global competition, expanded capacity, productivity gains and falling import prices. In the near term, we do not foresee a major change in any of these factors. Furthermore, commodity prices will likely stabilize. The recent rise in oil prices was temporary, and the increase in gold prices was due to purchases by foreign central governments, a phenomenon which will probably not continue. The bond market has been concerned that higher wage costs, the tight labor market and slowing productivity growth might conspire to force companies to raise prices. However, we think that diminished pricing power due to global competition will result in narrower profit margins rather than higher prices. As corporate profit growth slows, we expect business investment to decline and the economy to slow slightly.

   In contemplating the Asian crisis, it is important to recognize that the economic plight in Japan differs from that of the other Asian nations in both its origin and its consequences for the US. Japan's economy has stagnated for years despite repeated attempts to stimulate domestic demand. Japanese consumers tend to save money received from tax cuts rather than spend it, and Japanese interest rates are already extremely low, with the yield on the 10-year bond below 2%. In addition, recent regulatory changes which make it easier for Japanese citizens to invest overseas and which open Japanese financial markets to foreign investment firms, may draw Japanese savings into higher yielding foreign investments. The size of the Japanese GDP is second in the world only to that of the US. Therefore, the repercussion of their economic distress on the world economy may overshadow that of the other Asian countries combined. The negative impact of a drop in US exports to Asia should be limited as these exports comprise only slightly more than 2% of total US GDP. However, the impact of the acceleration of imports from these same countries, spurred by sharp currency devaluations versus the US dollar, is less clear and could be much larger. Therefore, we feel that the contraction of the Asian economies will contribute to

Legg Mason Tax-Free Income Fund

slowing in our own growth rate. At the same time, contracting profit margins may cause domestic US corporations to scale back capital spending and hiring, further restraining US economic growth.

Strategy

   Because we believe rates will be trending lower longer term, we have been focusing on bond structure-looking for bonds which will participate in market rallies, but could outperform in a down market. We have been buying bonds with good call protection, and noncallable bonds whenever possible. At the same time, we are mindful of maintaining as high a level of distributed income on the Funds as possible. We have avoided selling bonds from the Funds which have high coupons and are selling at a significant premium to our purchase cost. Their sale would create sizable taxable gains and their high level of distributed tax-free income would be difficult to replace in the current rate environment.

   Also, we have been building the cash position in the Funds coming into the April tax payment season because we felt that strong equity markets would create large capital gains tax liabilities for taxpayers which might be funded with sales of municipal bonds. Over the last four years, non-withheld income tax collections during the last half of April have been trending sharply higher. Last year, the US Treasury collected about $122 billion in tax payments between April 15 and 30. We believe that even more money will be taken out of the municipal market as tax payments are processed this year. Generally, we have felt that maintaining a comfortable cash position would be prudent during tax season, allowing us to meet possible redemptions without selling bonds into a weak market and also allowing us to take advantage of values which may be created if prices do decline.



                                   Victoria M. Schwatka
                                   Jane E. Trust, CFA

April 29, 1998

Performance Information
Legg Mason Tax-Free Income Fund

Performance Comparison of a $10,000 Investment as of March 31, 1998

         The returns shown on these pages are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

         The following graphs compare each Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated after subtracting each Fund's maximum sales load and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Legg Mason Funds' results and the indices' results assume reinvestment of all dividends and distributions.


      Maryland Tax-Free Income Trust

      ----------------------------------------------
                      Cumulative      Average Annual
                     Total Return*    Total Return*
      ----------------------------------------------
      One Year           +5.97%             +5.97%
      Five Years        +31.16              +5.57
      Life of Fund+     +59.32              +6.96
      ----------------------------------------------
      + Fund inception -- May 1, 1991
      * Includes maximum sales charge of 2.75%
      ----------------------------------------------



      [PLOT POINTS APPEAR BELOW]

                             Maryland Tax-Free     Lehman Brothers Municipal
                              Income Trust              Bond Index(1)
                             -----------------     -------------------------
      Years ended March 31,
           5/1/91+                  9722                    10000
           3/31/92                 10503                    10854
           3/31/93                 11813                    12213
           3/31/94                 12227                    12496
           3/31/95                 13034                    13425
           3/31/96                 13960                    14550
           3/31/97                 14620                    15343
           3/31/98                 15932                    16987



(1) The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market.

 +  Fund inception--May 1, 1991

Legg Mason Tax-Free Income Fund

      Pennsylvania Tax-Free Income Trust

      ----------------------------------------------
                      Cumulative      Average Annual
                     Total Return*    Total Return*
      ----------------------------------------------
      One Year           +6.78%             +6.78%
      Five Years        +32.19              +5.74
      Life of Fund+     +59.25              +7.23
      ----------------------------------------------
      + Fund inception -- August 1, 1991
      * Includes maximum sales charge of 2.75%
      ----------------------------------------------


      [PLOT POINTS APPEAR BELOW]



                             Pennsylvania Tax-Free     Lehman Brothers Municipal
                                Income Trust                 Bond Index(1)
                             ---------------------     -------------------------

      Years ended March 31,
           8/1/91                    9725                      10000
           3/31/92                  10334                      10640
           3/31/93                  11718                      11972
           3/31/94                  12156                      12249
           3/31/95                  13014                      13160
           3/31/96                  13864                      14263
           3/31/97                  14503                      15040
           3/31/98                  15925                      16651



(1) The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market.

 +  Fund inception--August 1, 1991






      Tax-Free Intermediate-Term Income Trust

      ----------------------------------------------
                      Cumulative      Average Annual
                     Total Return*    Total Return*
      ----------------------------------------------
      One Year           +4.98%             +4.98%
      Five Years        +27.34              +4.95
      Life of Fund+     +32.88              +5.41
      ----------------------------------------------
      + Fund inception -- November 9, 1992
      * Includes maximum sales charge of 2.00%
      ----------------------------------------------


      [PLOT POINTS APPEAR BELOW]



                                 Tax-Free               Lehman Brothers 7-Year
                             Intermediate Trust         Municipal Bond Index(1)
                             ------------------         -----------------------
      Years ended March 31,
           11/9/92                    9800                      10000
           3/31/93                   10226                      10559
           3/31/94                   10634                      10874
           3/31/95                   11234                      11564
           3/31/96                   11961                      12497
           3/31/97                   12405                      13073
           3/31/98                   13288                      14253




(1) The Lehman Brothers 7-year Municipal Bond Index is a total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years.

 +  Fund inception--November 9, 1992

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 1998
(Amounts in Thousands)


Maryland Tax-Free Income Trust

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 94.1%
      Annapolis (City of), Public Improvement, GO            6.50%          8/1/10         $    350         $    379
      Anne Arundel County, Consolidated
        Water and Sewer, GO                                  5%             9/1/16            1,000              993
      Anne Arundel County, Consolidated
        Water and Sewer, GO Refunding                        5.30%          4/15/17           1,000            1,017
      Anne Arundel County, PCR Refunding
        (Baltimore Gas & Electric Project)                   6%             4/1/24            4,500            4,757
      Baltimore City Water Utility Refunding
        (MBIA insured) (Pre-refunded 7/1/00)                 6.50%          7/1/20            1,250            1,319(A)
      Baltimore County, Consolidated Public
        Improvement, GO                                      6.125%         7/1/09            2,000            2,187
      Baltimore County, Nursing Home (Stella Maris)
        Series A (Pre-refunded 3/1/01)                       7.25%          3/1/11              890              983(A)
      Baltimore County, Pension Funding, GO
        (Pre-refunded 7/1/98)                                6.70%          7/1/09            1,000            1,027(A)
      Baltimore County, Pension Funding, GO
        (Pre-refunded 7/1/98)                                6.70%          7/1/11            2,250            2,311(A)
      Baltimore County, Pension Funding, GO Refunding        5%             8/1/09            2,500            2,601
      Baltimore, Maryland Revenue Refunding Waste
        Water Project Series A (FGIC insured)                5%             7/1/22            1,550            1,550
      Baltimore, Maryland Revenue Refunding Waste
        Water Project Series A (FGIC insured)                5.50%          7/1/26            1,000            1,031
      Calvert County, Maryland PCR
        (Baltimore Gas & Electric Project) Refunding         5.55%          7/15/14             750              773
      Carroll County, Consolidated Public
        Improvement, GO                                      5.375%         11/1/20           1,395            1,415
      Carroll County, Consolidated Public
        Improvement, GO                                      5.375%         11/1/25           1,855            1,879
      Charles County, GO (Pre-refunded 6/1/01)               6.60%          6/1/06            1,000            1,092(A)
      Frederick County, GO Series 1990
        (Pre-refunded 8/1/03)                                6.625%         8/1/20              250              283(A)
      Frederick County, GO Public Facility 1991
        (Pre-refunded 5/1/01)                                6.50%          5/1/07              650              707(A)
      Harford County, GO (Pre-refunded 12/1/00)              6.40%          12/1/10             500              540(A)
      Harford County, GO                                     5%             3/1/12            1,000            1,008

Legg Mason Tax-Free Income Fund


Maryland Tax-Free Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Howard County, Consolidated Public Improvement
        GO Series A (Pre-refunded 2/15/00)                   6.50%          2/15/11        $    700         $    733(A)
      Howard County, Consolidated Public Improvement
        GO Series A                                          5.50%          2/15/27           1,000            1,030
      Howard County, GO Metropolitan District
        Project and Refunding Bonds, 1998 Series A           4.75%          2/15/27             250              236
      Howard County, GOMetropolitan District Refunding
        Series B                                             6%             8/15/19           1,500            1,574
      Howard County, GO Public Improvement Refunding
        Series B                                             0%             8/15/07           1,000              658(B)
      Laurel (City of), GO Public Improvement and
        Refunding (MBIA insured)
        (Pre-refunded 7/1/01)                                7%             7/1/09              250              276(A)
      Laurel (City of), GO Public Improvement and
        Refunding (MBIA insured)
        (Pre-refunded 7/1/01)                                7%             7/1/11            1,000            1,105(A)
      Maryland Community Development Administration
        Single Family AMT
          Second Series                                      6.65%          4/1/04            1,000            1,052
          Sixth Series                                       7.125%         4/1/14              365              381
          Fifth Series                                       7.625%         4/1/29            1,720            1,779
          Fourth Series                                      7.45%          4/1/32              925              976
        Single Family Non-AMT Third Series                   7.25%          4/1/27              670              708
        Multi-Family Insured Mortgage Series G               7.10%          5/15/23             150              158
        Multi-Family Insured Mortgage Series B               5.80%          5/15/26           1,500            1,544
      Maryland Department of Transportation
        Consolidated Transportation
          Second Series                                      6.60%          11/1/00           1,500            1,573
          Series 1991                                        6.25%          9/1/03            1,000            1,060
      Maryland Health and Higher Educational
        Facilities Authority
          Easton Memorial Hospital (MBIA insured)
            Series B                                         6.50%          7/1/15            1,000            1,029
          Francis Scott Key Medical Center Refunding
            (FGIC insured)                                   5%             7/1/18            2,000            1,953
          Francis Scott Key Medical Center Refunding
            (FGIC insured)                                   5%             7/1/23            2,000            1,947
          Francis Scott Key Medical Center (FGIC insured)
            (Pre-refunded 7/1/00)                            6.75%          7/1/23            1,500            1,618(A)
          Francis Scott Key Medical Center Refunding         5.625%         7/1/25            1,000            1,030
          Greater Baltimore Medical Center Refunding
            (FGIC insured)                                   5%             7/1/19            2,000            1,951

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Maryland Health and Higher Educational
        Facilities Authority--(Continued)
          Greater Baltimore Medical Center
            (Pre-refunded 7/1/01)                            6.75%          7/1/19         $  1,000         $  1,098(A)
        Howard County General Hospital Refunding             5.50%          7/1/21            2,500            2,531
          Johns Hopkins University Series 1997 Refunding     5.625%         7/1/17            1,000            1,049
          Johns Hopkins Hospital Series 1990                 0%             7/1/19            4,000            1,330(B)
          Johns Hopkins University Refunding                 6%             7/1/10              500              562
          Johns Hopkins University Series 1988 Refunding     7.50%          7/1/20            3,000            3,084
          Johns Hopkins Hospital Series 1993 Refunding       5%             7/1/23            1,000              975
          Kennedy Institute Series 1991                      7.40%          7/1/11              630              702
          Kennedy Institute Series 1991                      6.75%          7/1/22            1,000            1,078
          Kennedy Krieger Issue, Refunding  Series 1997      5.125%         7/1/22            1,000              973
          Loyola College Series A Refunding
            (MBIA insured)                                   5.375%         10/1/26           3,750            3,809
          Union Memorial Hospital Series A Refunding
            (MBIA insured)                                   6.75%          7/1/11              100              109
          Union Memorial Hospital Series B
            (MBIA insured)                                   6.75%          7/1/11              500              548
          Union Memorial Hospital Series A
            (MBIA insured)                                   6.75%          7/1/21              600              655
          Union Memorial Hospital Series B
            (MBIA insured)                                   6.75%          7/1/21            1,300            1,426
          University of Maryland Medical System
            Series 1993 Refunding (FGIC insured)             5.375%         7/1/13            2,000            2,049
      Maryland National Capital Park and Planning
        Commission (Prince George's County) Series L2
        (Pre-refunded 7/1/02)                                6%             7/1/05              500              544(A)
      Maryland Stadium Authority Sports Facilities
        Lease Revenue AMT Series D                           7.50%          12/15/10          4,000            4,285
      Maryland Stadium Authority Sports Facilities
        Lease Revenue AMT Series D                           7.60%          12/15/19          2,255            2,422
      Maryland Stadium Authority Sports Facilities
        Lease Revenue (AMBACinsured)                         5.75%          3/1/18            1,000            1,051
      Maryland Transportation Authority Series 1985
        Refunding                                            5.75%          7/1/15            5,250            5,443
      Maryland Water Quality Financing Administration,
        Revolving Loan Fund Revenue Series 1993A             5.40%          9/1/12            1,500            1,536
      Mayor and City Council of Baltimore (FGIC insured)
        Baltimore City GOSeries A Refunding                  0%             10/15/11          2,000              970(B)
        Baltimore City Parking Revenue                       6.25%          7/1/21              500              549
        Baltimore City Water Projects Refunding              5%             7/1/24            5,600            5,583
      Montgomery County, Consolidated Public
        Improvement, GO Series A Refunding                   5.80%          7/1/07            2,750            3,044

Legg Mason Tax-Free Income Fund


Maryland Tax-Free Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Montgomery County, Consolidated Public
        Improvement, GO Series A Refunding                   0%             7/1/10         $  3,000         $  1,690(B)
      Montgomery County, HOC Single Family Series A          6.80%          7/1/17              945              995
      Montgomery County, Parking Revenue Refunding
        (Silver Spring Parking Lot) 1992 Series A
        (FGIC insured)                                       6.25%          6/1/07            2,000            2,179
      Montgomery County, PCR Refunding
        (Potomac Electric Project) 1994 Series               5.375%         2/15/24           1,000            1,015
      Morgan State University Academic and Auxiliary
        Fees Revenue Series A (MBIA insured)
        (Pre-refunded 7/1/00)                                7%             7/1/20            1,000            1,083(A)
      Northeast Maryland Waste Disposal Authority
        Solid Waste Revenue (Montgomery County
        Resource Recovery Project) AMT Series 1993A          6%             7/1/07            1,000            1,093
      Northeast Maryland Waste Disposal Authority
        Solid Waste Revenue (Montgomery County
        Resource Recovery Project) AMT Series 1993A          6.30%          7/1/16            3,000            3,207
      Port Facilities Revenue (Consolidated Coal Sales
        Co. Project) Series A & B                            6.50%          10/1/11           6,000            6,574
      Prince George's County, Consolidated Public
        Improvement, GORefunding                             6.70%          7/1/04              585              638
      Prince George's County, Consolidated Public
        Improvement, GO (Pre-refunded 2/1/99)                7.20%          2/1/08              500              519(A)
      Prince George's County, Consolidated Public
        Improvement, GO Refunding                            6.75%          7/1/11              585              638
      Prince George's County, PCR Refunding
        (Potomac Electric Project) 1993 Series               6.375%         1/15/23           2,250            2,420
      Prince George's County, Solid Waste
        Management System Revenue
          Series 1990 (Pre-refunded 6/30/00)                 6.75%          6/30/02             250              270(A)
        Series 1990 (Pre-refunded 6/30/00)                   6.90%          6/30/06             750              811(A)
        Series 1993 Refunding                                5.25%          6/15/13           1,000            1,000
      State of Maryland, GO                                  6.70%          7/15/02             500              531
      State of Maryland, GO (Pre-refunded 3/1/00)            6.70%          3/1/04            1,500            1,599(A)
      State of Maryland, GO                                  5.40%          6/1/07            2,000            2,124
      State of Maryland, GO                                  5%             8/1/11            3,000            3,063
      Talbot County, Bank Qualified, GO                      6.70%          5/1/10              500              542
      Talbot County, Bank Qualified, GO                      6.70%          5/1/11              415              449

<CAPTON>
                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      University of Maryland
        (Auxiliary Facilities and Tuition Revenue)
          Series B                                           6.375%         4/1/09         $  1,000         $  1,107
          Series A                                           5.60%          4/1/15            1,000            1,052
          Series A Refunding                                 5.125%         4/1/17            2,000            2,033

      Washington County Maryland GO
        Water &Sewer Project Refunding (FGICinsured)         0%             1/1/17              385              149(B)
      Washington Suburban Sanitary District                  6.10%          6/1/07            1,000            1,090
      Washington Suburban Sanitary DistrictRefunding         5%             6/1/10            1,000            1,032
      Washington Suburban Sanitary District Refunding        5.25%          6/1/11            1,000            1,018
      Washington Suburban Sanitary District                  5.50%          6/1/13            1,000            1,041
      Washington Suburban Sanitary District
        (Pre-refunded 6/1/01)                                6.90%          6/1/13              400              440(A)
      Washington Suburban Sanitary District Refunding        5.25%          6/1/15            1,000            1,004
      Washington Suburban Sanitary District Refunding        5.25%          6/1/16            1,000            1,037
      Washington Suburban Sanitary District Refunding        5.75%          6/1/17            2,000            2,196
      Worcester County Sanitary District, GO
        (Pre-refunded 5/1/01)                                6.75%          5/1/15              115              126(A)
                                                                                                            --------
      Total Municipal Bonds  (Identified Cost-- $135,174)                                                    145,393
--------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C) -- 6.4%
      Allegheny County, PA Hospital Development Authority
        (Presbyterian Hospital) Series B                     3.70%          4/1/98              100              100
      Harris County, TX HealthFacilities Development
        Corporation Hospital Revenue Bonds
        (The Methodist Hospital) Series 1994 & 1997          3.80%          4/1/98            2,900            2,900
      Harris County, TX Industrial Development
        Corporation PCR Bonds (Exxon Project)
        1984 - A Series                                      3.75%          4/1/98              600              600
      Lincoln County, WY PCRBonds
        (Exxon Project)Series B & D                          3.85%          4/1/98              900              900
      Parish of East Baton Rouge State of Louisiana
         PCR Bonds (Exxon Project) 1993 Series               3.85%          4/1/98              500              500
      Port St. Helens, Oregon PCRBonds
        (Portland General Electric Company Project)
        1985 Series B                                        3.75%          4/1/98              400              400

Legg Mason Tax-Free Income Fund


Maryland Tax-Free Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Rockport (City of), IN PCR Refunding Bonds
        (AEP Generating Company Project) Series 1995-A       3.80%          4/1/98         $    300         $    300
      Sublette County Wyoming PCR Bonds
        (Exxon Project) Series 1984                          3.75%          4/1/98              900              900
      The Hospitals and Higher Education Facilities
        Authority of Philadelphia Hospital Revenue
        Bonds (The Children's Hospital of Philadelphia
        Project) Series A of 1996                            3.75%          4/1/98            3,300            3,300
                                                                                                            --------
      Total Variable Rate Demand Obligations
      (Identified Cost-- $9,900)                                                                               9,900
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 100.5%  (Identified Cost-- $145,074)                                               155,293
      Other Assets Less Liabilities-- (0.5)%                                                                    (825)
                                                                                                            --------

      Net assets consisting of:
      Accumulated paid-in capital applicable to
        9,427 shares outstanding                                                           $143,942
      Undistributed net realized gain on investments                                            307
      Unrealized appreciation of investments                                                 10,219
                                                                                           --------

      Net assets-- 100.0%                                                                                   $154,468
                                                                                                            ========
      Net asset value and redemption price per share                                                          $16.39
                                                                                                              ======
      Maximum offering price per share                                                                        $16.39(D)
                                                                                                              ======
---------------------------------------------------------------------------------------------------------------------------

      (A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

      (B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

      (C) The rate shown is the rate as of March 31, 1998, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

      (D) Sales charges are being waived for the period November 3, 1997 to July 31, 1998.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 1998
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 92.9%
      Allegheny County, Airport Revenue
        1992-B AMT (FSA insured)                             6.625%         1/1/22          $ 1,000          $ 1,086
      Allegheny County, Baldwin-Whitehall School
        District, GO Series 1992-A (FGIC insured)
        (Pre-refunded 8/15/02)                               6.60%          8/15/10           1,000            1,099A
      Allegheny County Hospital Development Authority,
        Children's Hospital Refunding (MBIA insured)         6.875%         7/1/14            1,000            1,052
      Allegheny County Hospital Development Authority,
        Presbyterian University Health System, Inc.
        Series 1992-B Refunding (MBIA insured)               6%             11/1/23           1,250            1,344
      Allegheny County, West Jefferson Hills School
        District, GO (FGIC insured) (Pre-refunded 2/1/01)    7.10%          2/1/11            1,000            1,081(A)
      Beaver County, IDA PCR Ohio Edison Company
        Refunding (FGIC insured)                             7%             6/1/21            1,000            1,087
      Berks County, PA GO Series 1995 Refunding
        (FGIC insured)                                       5.85%          11/15/18          1,000            1,053
      Bucks County, Council Rock School District, GO
        (FGIC insured) (Pre-refunded 3/1/01)                 6.75%          3/1/11              250              268(A)
      Chester County Health and Education Facilities
        Authority Jefferson Health SystemRevenue
        Bonds Series 1997 B                                  5.375%         5/15/27           1,500            1,492
      Commonwealth of Pennsylvania, GO
        First Series                                         6.125%         9/15/03           1,000            1,082
        Second Series (Pre-refunded 11/1/01)                 6.50%          11/1/09           1,000            1,092(A)
      Dauphin County Hospital Authority, Polyclinic
        Medical Center (MBIA insured)
        (Pre-refunded 8/15/99)                               6.90%          8/15/11             500              521(A)
      Deer Lakes School District Pennsylvania GO
        (MBIA insured)                                       6.45%          1/15/19           1,750            1,944
      Delaware County Authority, University Revenue,
        Villanova University (MBIA insured)                  6.85%          8/1/11              500              538
      Delaware County Authority, University Revenue,
        Villanova University (MBIA insured)                  5.50%          8/1/23            2,000            2,046
      Delaware County, GO (Pre-refunded 11/15/02)            6%             11/15/22            780              839(A)
      Delaware County, GO Refunding                          6%             11/15/22            220              232
      Delaware River Port Authority (FGIC insured)           5.50%          1/1/26            1,000            1,030
      Erie County, Pennsylvania Sewer Authority,
        Sewer Revenue Bonds Series 1997
        (AMBAC insured)                                      5.625%         6/1/17            2,000            2,086

Legg Mason Tax-Free Income Fund


Pennsylvania Tax-Free Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Lehigh County IDA PCR Refunding Bonds
        Pennsylvania Power & Light Company Project
        1994 Series A (MBIA insured)                         5.50%          2/15/27         $ 1,000          $ 1,024
      Montgomery County, GO Series 1997                      5.35%          9/15/17           1,000            1,019
      Montgomery County Higher Education and Health
        Authority, Saint Joseph's University Revenue
        Series 1992 Refunding (Connie Lee insured)           6.25%          12/15/04            500              548
      Montgomery County, IDA PCR Philadelphia Electric
        Company Series 1991-B Refunding (MBIA insured)       6.70%          12/1/21           1,500            1,633
      Montgomery County, Upper Gwynedd-Towamencin
        Guaranteed Sewer Revenue Series 1991-A
        (MBIA insured)                                       6.75%          10/15/06            250              271
      Montgomery Township Municipal Sewer Authority
        Guaranteed Sewer Revenue Series 1991-A
        (MBIA insured)                                       6.70%          5/15/21             250              262
      Northampton County Higher Education Authority,
        College Revenue Bonds Series 1997
        (Lafayette College Project)                          5%             11/1/27           1,000              960
      Pennsylvania Higher Education,
        University of Pittsburgh Series 1997-A
        (FGIC insured)                                       5.125%         6/1/22            1,000              982
      Pennsylvania Higher Education Assistance Agency,
        Student Loan Revenue Series 1991-C AMT
        (AMBAC insured)                                      7.15%          9/1/21            1,000            1,087
      Pennsylvania Higher Educational Facilities Authority,
        Allegheny General Hospital Series 1991-A             7.25%          9/1/17              500              551
      Pennsylvania Higher Educational Facilities Authority,
        Bryn Mawr College Revenue Bonds (MBIA insured)       5.625%         12/1/27             500              522
      Pennsylvania Higher Educational Facilities Authority,
        University Revenue, University of Pennsylvania
        Series 1996-A Refunding                              5.75%          1/1/22            1,000            1,049
      Pennsylvania Higher Educational Facilities Authority,
        Temple University Revenue First Series
        (MBIA insured)                                       6.50%          4/1/21              250              269
      Pennsylvania Higher Educational Facilities Authority,
        University Revenue Series H (AMBAC insured)          5.375%         6/15/18           1,000            1,008
      Pennsylvania Housing Finance Agency,
        Rental Housing
          Series 1992-C (Fannie Mae insured)                 6.50%          7/1/23              750              802
          Series 1993-C Refunding                            5.80%          7/1/22            1,000            1,033

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Pennsylvania Housing Finance Agency, Single
        Family Mortgage
          Series 1991-32 Refunding                           7.15%          4/1/15          $   435          $   463
          Series 1992-33                                     6.90%          4/1/17              370              394
      Pennsylvania IDA Economic Development Revenue
        Series 1991-A (Pre-refunded 7/1/01)                  7%             1/1/11            1,000            1,102(A)
        Series 1994-A Refunding (AMBAC insured)              5.50%          1/1/14            2,250            2,301
      Pennsylvania Infrastructure Investment Authority
        Revenue Series 1990-A                                7.15%          9/1/10              500              530
      Pennsylvania Intergovernmental Co-op Authority
        (MBIA insured)                                       5.60%          6/15/15           1,000            1,028
      Pennsylvania Intergovernmental Co-op Authority
        (MBIA insured)                                       5.60%          6/15/16           2,000            2,051
      Pennsylvania State University (Pre-refunded 7/1/99)    6.75%          7/1/14            2,000            2,111(A)
      Pennsylvania State University Refunding                5.50%          8/15/16           1,000            1,017
      Pennsylvania State University Series A Refunding       5.10%          3/1/18            1,500            1,493
      Pennsylvania Turnpike Commission Revenue
        Series N                                             5.50%          12/1/17           1,000            1,008
        Series N (FGIC insured)                              5.50%          12/1/19           1,000            1,013
      Philadelphia Gas Works Series B (MBIA insured)         7%             5/15/20             500              608
      Philadelphia Hospitals and Higher Education
        Facilities Authority, Hospital Revenue Refunding
        Children's Hospital Series 1993-A                    5%             2/15/21           1,000              963
      Philadelphia Municipal Authority, Justice Lease
        Revenue Series 1991-B (FGIC insured)
        (Pre-refunded 11/15/01)                              7%             11/15/04            500              557(A)
      Philadelphia Municipal Authority, Justice Lease
        Revenue Series 1991-B (FGIC insured)
        (Pre-refunded 11/15/01)                              7.10%          11/15/05            500              558(A)
      Philadelphia Water and Wastewater Revenue
        (MBIA insured)                                       5.60%          8/1/18            2,000            2,057
      Sayre, PA Healthcare Revenue Volunteer Hospital
        Authority, Guthrie Healthcare System
        (AMBAC insured)                                      7.20%          12/1/20             500              552
      Somerset County General Authority, Commonwealth
        Lease Revenue (FGIC insured)
        (Pre-refunded 10/15/01)                              7%             10/15/13            500              547(A)
      Swarthmore Borough Authority, Swarthmore College
        Refunding Revenue Series 1992                        6%             9/15/12           1,000            1,077

Legg Mason Tax-Free Income Fund


Pennsylvania Tax-Free Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Swarthmore Borough Authority, Swarthmore College
        Refunding Revenue Series 1992                        6%             9/15/20         $ 2,000          $ 2,148
      University of Pittsburgh Series 1997-B Refunding
        (MBIA insured)                                       5%             6/1/21            1,000              967
      University of Pittsburgh Series 1992-A
        (MBIA insured) (Pre-refunded 6/1/02)                 6.125%         6/1/21              650              710(A)
      University of Pittsburgh Series 1992-A
        (MBIA insured)                                       6.125%         6/1/21              350              377
      Valley View, PA School District GO
        Series A Refunding                                   5%             11/15/21          1,300            1,256
      Washington County Hospital Authority, Hospital
        Refunding Revenue, Shadyside Hospital Project
        Series 1992 (AMBAC insured)                          6%             12/15/18          1,000            1,076
      Westmoreland County GO (AMBAC insured)                 0%             8/1/13            2,000              923(B)
      Westmoreland County GO (AMBAC insured)                 0%             8/1/14            1,000              437(B)
                                                                                                             -------
      Total Municipal Bonds  (Identified Cost-- $59,108)                                                      63,316
---------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C) -- 5.9%
      Allegheny County Hospital Development Authority
        Presbyterian University Health System, Inc.
        Series 1990-A, B, C & D (MBIA insured)               3.70%          4/2/98            2,400            2,400
      Pennsylvania Higher Educational Facilities Authority
        Carnegie Mellon University Series 1995 A & B         3.35%          4/1/98            1,600            1,600
                                                                                                             -------
      Total Variable Rate Demand Obligations
      (Identified Cost-- $4,000)                                                                               4,000
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.8%  (Identified Cost-- $63,108)                                                  67,316
      Other Assets Less Liabilities-- 1.2%                                                                       822
                                                                                                             -------
      Net assets-- 100.0%                                                                                    $68,138
                                                                                                             =======

---------------------------------------------------------------------------------------------------------------------------
      Net assets consisting of:
      Accumulated paid-in capital applicable to:
        4,128  Primary shares outstanding                                                   $63,752
            5  Navigator shares outstanding                                                      90
      Undistributed net realized gain on investments                                             88
      Unrealized appreciation of investments                                                  4,208
                                                                                            -------
      Net assets-- 100.0%                                                                                    $68,138
                                                                                                             =======
      Net asset value, redemption price and maximum offering price per share:

        Primary Class                                                                                         $16.48(D)
                                                                                                              ======
        Navigator Class                                                                                       $16.48(D)
                                                                                                              ======
---------------------------------------------------------------------------------------------------------------------------

      (A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

      (B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

      (C) The rate shown is the rate as of March 31, 1998, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

      (D) Sales charges are being waived for the period November 3, 1997 to July 31, 1998.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 1998
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 97.6%
      Arizona -- 4.4%
      Arizona Transportation Board Subordinated
        Highway Revenue Series 1992 A                        6%             7/1/00          $   500          $   523
      Salt River Project Agricultural Improvement
        and Power District, Electric System
        Refunding Revenue 1993 Series A                      5.30%          1/1/03            1,000            1,049
      Scottsdale Street and Highway User
        Revenue Refunding Series 1993                        5%             7/1/02            1,000            1,034
                                                                                                              ------
                                                                                                               2,606
                                                                                                              ------
      Connecticut -- 1.9%
      State of Connecticut Special Tax Obligation,
        Transportation Infrastructure 1990 Series A
        (Pre-refunded 6/1/01)                                7.10%          6/1/04            1,000            1,097(A)
                                                                                                              ------

      Florida -- 6.4%
      Jacksonville Florida Electric Authority Revenue
        Refunding (St. John's River Issue) Series 2-13       5.10%          10/1/10             500              514
      Northwest Florida Water Management District
        Land Acquisition Revenue Refunding
        Series 1992 (FGIC insured)                           5.50%          4/1/02            1,000            1,052
      Seminole County, FL Water & Sewer Revenue
        Refunding                                            6%             10/1/12           1,000            1,128
      State Board of Education Capital Outlay
        Series 1996 A                                        5.60%          1/1/08            1,000            1,071
                                                                                                              ------
                                                                                                               3,765
                                                                                                              ------
      Georgia -- 3.1%
      State of Georgia GO Bonds
        Series 1997 C                                        6.25%          8/1/10            1,000            1,153
      State of Georgia GO Bonds
        Series 1997 C                                        2.25%          8/1/17            1,000              659
                                                                                                              ------
                                                                                                               1,812
                                                                                                              ------
      Illinois -- 3.9%
      Illinois Regional Transportation Authority,
        Refunding (MBIA insured)                             5.40%          6/1/15            1,000            1,016
      State of Illinois Sales Tax Revenue Series O           5.90%          6/15/01           1,220            1,288
                                                                                                              ------
                                                                                                               2,304
                                                                                                              ------

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Kentucky -- 1.8%
      Turnpike Authority of Kentucky, Economic
        Development Road Revenue Refunding
        (Revitalization Projects)
        Series 1993 (AMBAC insured)                          5.30%          7/1/04          $ 1,000          $ 1,056
                                                                                                             -------

      Louisiana -- 1.8%
      City of New Orleans Audubon Park Commission
        Aquarium Refunding Series 1993 (FGIC insured)        6%             10/1/08           1,000            1,095
                                                                                                             -------

      Maine -- 1.8%
      Maine Municipal Bond Bank GORefunding 1993
        Series A                                             5.20%          11/1/05           1,000            1,050
                                                                                                             -------

      Maryland -- 22.2%
      Baltimore City, Maryland GO(MBIAinsured)               7%             10/15/10          1,000            1,219
      Baltimore County, GO Pension Funding                   6.70%          7/1/16            1,000            1,027
      Cecil County, GO Consolidated Public Improvement
        and Refunding 1993 (FGIC insured)                    6.50%          12/1/99             850              887
      Maryland Department of Transportation Consolidated
        Transportation Refunding Series 1991                 6%             9/1/00            1,000            1,048
      Maryland Health and Higher Educational Facilities
        Authority Refunding Revenue Johns Hopkins
        University Issue Series 1988                         7.50%          7/1/20            1,300            1,337
      Maryland Health and Higher Educational Facilities
        Authority Refunding Revenue Kennedy Krieger
        Issue                                                5.20%          7/1/09              400              409
      Maryland Health and Higher Educational Facilities
        Authority Refunding Revenue Kennedy Krieger
        Issue                                                5.25%          7/1/10              400              407
      Maryland State &Local Facilities Loan GO
        Second Series                                        5%             8/1/11            1,000            1,021
      Maryland Transportation Authority, Transportation
        Facilities Projects Revenue Series 1992              5.70%          7/1/05            1,000            1,082
      Mayor and City Council of Baltimore
        GO Consolidated Public Improvement
        Refunding 1995 Series A (FGIC insured)               0%             10/15/06            750              508(B)
      Project and Refunding Revenue (Water Projects)
        Series 1990-A (MBIA insured)
        (Pre-refunded 7/1/00)                                6.50%          7/1/20            1,000            1,055(A)

Legg Mason Tax-Free Income Fund


Tax-Free Intermediate-Term Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Maryland -- continued
      Montgomery County, GO Consolidated Public
        Improvement
          Series B                                           6.80%          11/1/99         $ 1,000          $ 1,047
          Series B (Pre-refunded 11/1/99)                    6.80%          11/1/07           1,000            1,066(A)
      Northeast Maryland Waste Disposal Authority Solid
        Waste Revenue (Montgomery County Resource
        Recovery Project) Series 1993 A, AMT                 5.60%          7/1/02            1,000            1,046
                                                                                                             -------
                                                                                                              13,159
                                                                                                             -------

      Michigan -- 1.9%
      Williamston Michigan Community School
        GO (MBIA insured)                                    6.25%          5/1/09            1,000            1,139
                                                                                                             -------

      Nebraska -- 1.8%
      Nebraska Public Power District                         5.70%          1/1/04            1,000            1,066
                                                                                                             -------

      Nevada -- 2.9%
      Clark County, Nevada GO                                5.50%          6/1/11            1,155            1,218
      State of Nevada GO LT (Nevada Municipal
        Bond Bank Refunding Project No. 4)
        Series 1989 B                                        6.70%          2/1/01              500              528
                                                                                                             -------
                                                                                                               1,746
                                                                                                             -------

      New Hampshire -- 1.8%
      New Hampshire Municipal Bond Bank GO
        Refunding 1991 Series H                              5.70%          2/15/01           1,000            1,045
                                                                                                             -------

      New Jersey -- 3.6%
      New Jersey Turnpike Authority, Turnpike
        Revenue Series 1991 C Refunding
        (AMBAC insured)                                      6.40%          1/1/07            2,000            2,142
                                                                                                             -------

      Ohio -- 3.5%
      Franklin County, Ohio GO LT Refunding                  5.50%          12/1/11           2,000            2,099
                                                                                                             -------

      Pennsylvania -- 1.7%
      Pennsylvania Intergovernmental Cooperation
        Authority Special Tax Revenue
        (City of Philadelphia Refunding
        Program) Series 1992 (FGIC insured)                  5.75%          6/15/99           1,000            1,024
                                                                                                             -------

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      South Carolina -- 3.7%
      Berkeley County Water and Sewer Revenue
        Refunding and Improvement (MBIA insured)             6.50%          6/1/06          $ 1,000          $ 1,085
      South Carolina Public Service Authority Revenue,
         Series B Refunding                                  6.70%          7/1/02            1,000            1,092
                                                                                                             -------
                                                                                                               2,177
                                                                                                             -------

      Tennessee -- 3.5%
      Metropolitan Government Nashville and
        Davidson County Tennessee Water & Sewer
        Refunding (MBIA insured)                             5.50%          1/1/13            1,000            1,048
      State of Tennessee GO, 1994 Series A Refunding         5.25%          3/1/02            1,000            1,043
                                                                                                             -------
                                                                                                               2,091
                                                                                                             -------

      Texas -- 8.8%
      City of Austin Combined Utility Systems Revenue
        Refunding Series 1992 A (MBIA insured)               6%             11/15/04          1,000            1,086
      City of Houston GO
        Revenue Refunding Series C (MBIAinsured)             5.625%         4/1/10            1,000            1,053
      City of Houston Water and Sewer System
        Junior Lien Revenue Refunding Series 1992 C
        (MBIA insured)                                       5.40%          12/1/01           1,000            1,043
      Texas Public Finance Authority, GO Refunding
        (Superconducting Super Collider Project)
        Series 1992 C (FGIC insured)                         0%             4/1/02            1,000              842(B)
      United Independent School District (Webb County,
        Texas) Unlimited Tax School Building Bonds,
        Series 1995 (PSFG insured)                           7.10%          8/15/06           1,000            1,182
                                                                                                             -------
                                                                                                               5,206
                                                                                                             -------

      Vermont -- 2.5%
      State of Vermont, GO 1990 Series A
        (Pre-refunded 2/1/00)                                6.75%          2/1/03            1,400            1,497(A)
                                                                                                             -------

      Virginia -- 12.6%
      Commonwealth of Virginia Transportation Board,
        Transportation Contract Revenue Refunding
        Series 1992 (Route 28 Project)                       5.75%          4/1/00            1,000            1,036
        Series 1992 (Route 28 Project)                       6%             4/1/06            1,000            1,079
      Fairfax County Public Improvement
        Series 1992 C Refunding                              5.50%          10/1/03           2,000            2,058
        Series 1994 A                                        7.25%          6/1/01            1,000            1,095

Legg Mason Tax-Free Income Fund


Tax-Free Intermediate-Term Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
---------------------------------------------------------------------------------------------------------------------------
      Virginia -- continued
      Henrico County GO Public Improvement Refunding
        Series 1993                                          5.25%          1/15/09         $ 1,100          $ 1,146
      Virginia Public Building Authority State Building
        Revenue Refunding Series 1992 B                      5.625%         8/1/02            1,000            1,058
                                                                                                             -------
                                                                                                               7,472
                                                                                                             -------

      Washington -- 2.0%
      Washington State Motor Vehicle Fuel Tax Revenue
        Series D                                             6.50%          1/1/07            1,045            1,196
                                                                                                             -------
      Total Municipal Bonds  (Identified Cost-- $55,814)                                                      57,844
---------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C)-- 1.2%
      Carlton Wisconsin PCR
        Power & Light Company Series D                       3.80%          4/1/98              375              375
      Jackson County, Mississippi Port Facilities
        Revenue Adjusted Refund Chevron
        USAInc. Project                                      3.75%          4/1/98              300              300
                                                                                                             -------
      Total Variable Rate Demand Obligations
      (Identified Cost-- $675)                                                                                   675
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.8%  (Identified Cost-- $56,489)                                                  58,519
      Other Assets Less Liabilities--1.2%                                                                        736
                                                                                                             -------
      Net assets consisting of:
      Accumulated paid-in capital applicable to
        3,796 shares outstanding                                                            $57,295
      Accumulated net realized loss on investments                                              (70)
      Unrealized appreciation of investments                                                  2,030
                                                                                            -------

      Net assets-- 100.0%                                                                                    $59,255
                                                                                                             =======
      Net asset value and redemption price per share                                                          $15.61
                                                                                                              ======
      Maximum offering price per share                                                                        $15.61(D)
                                                                                                              ======
---------------------------------------------------------------------------------------------------------------------------

      (A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

      (B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

      (C) The rate shown is the rate as of March 31, 1998 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

      (D) Sales charges are being waived for the period August 1, 1995 to July 31, 1998.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
March 31, 1998
(Amounts in Thousands)

                                                  Maryland                    Pennsylvania                   Tax-Free
                                                  Tax-Free                      Tax-Free                 Intermediate-Term
                                                Income Trust                  Income Trust                 Income Trust
                                             ------------------            ------------------          -------------------
                                                % of     Market               % of     Market             % of      Market
                                             Net Assets   Value            Net Assets   Value          Net Assets    Value
---------------------------------------------------------------------------------------------------------------------------
      Education Revenue                          7.9   $ 12,133              21.9     $14,958               5.6    $ 3,335
      Escrowed                                    --         --               2.9       1,968                --         --
      General Obligation--Local                 17.1     26,459               1.9       1,285              30.7     18,182
      General Obligation--School                  --         --               2.9       1,944                --         --
      General Obligation--State                  3.7      5,718               1.6       1,082              10.7      6,335
      Health Care & Hospital Revenue            14.1     21,829              11.1       7,547                --         --
      Housing Revenue                            4.9      7,592               4.0       2,692                --         --
      Lease Revenue                              5.0      7,758                --          --               1.8      1,058
      Other                                       --         --                --          --               3.9      2,312
      Other Special Taxes                         --         --               4.5       3,079                --         --
      Parking Revenue                            1.8      2,728                --          --                --         --
      Port Facilities Revenue                    4.3      6,574                --          --                --         --
      Pre-refunded Bonds                        10.0     15,408              19.5      13,353              10.0      5,911
      Small Business Administration
        Revenue                                   --         --               3.3       2,301                --         --
      Solid Waste Revenue                        3.4      5,301                --          --                --         --

      Student Loan Revenue                        --         --               1.6       1,087                --         --
      Transportation Revenue                     5.2      8,076               6.1       4,137              16.9     10,016
      Utility                                    5.3      8,192               7.0       4,763               7.2      4,293
      Water and Sewer Revenue                   11.4     17,625               4.6       3,120              10.8      6,402
      Short-Term Investments                     6.4      9,900               5.9       4,000               1.2        675
      Other Assets Less Liabilities             (0.5)      (825)              1.2         822               1.2        736
                                               -----   --------             -----     -------             -----    -------
                                               100.0   $154,468             100.0     $68,138             100.0    $59,255
                                               =====   ========             =====     =======             =====    =======

                   ------------------------------------------

Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

      AMBAC            AMBAC Indemnity Corporation
      AMT              Alternative Minimum Tax
      CONNIE LEE       Connie Lee Insurance Company
      FGIC             Financial Guaranty Insurance Company
      FSA              Financial Security Assurance
      GO               General Obligation
      HOC              Housing Opportunities Commission
      IDA              Industrial Development Authority
      LT               Limited Tax
      MBIA             Municipal Bond Insurance Association
      PCR              Pollution Control Revenue
      PSFG             Permanent School Fund Guaranty


                                                                              23




Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)


                                                                                     Year Ended 3/31/98
                                                                      ------------------------------------------------------
                                                                          Maryland       Pennsylvania        Tax-Free
                                                                          Tax-Free         Tax-Free      Intermediate-Term
                                                                        Income Trust     Income Trust      Income Trust
----------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                            $ 8,515            $3,782           $2,936
                                                                          -------            ------           ------

Expenses:
      Investment advisory fee                                                 827               365              320
      Distribution and service fees                                           376               166              146
      Transfer agent and shareholder servicing expense                         46                20               16
      Audit and legal fees                                                     30                20               30
      Custodian fees                                                           87                64               62
      Organization expense                                                     --                --                8
      Registration fees                                                         3                 4               22
      Reports to shareholders                                                  11                13                5
      Trustees' fees                                                            6                 6                6
      Other expenses                                                            8                 5                5
                                                                          -------            ------           ------

                                                                            1,394               663              620
           Less:  fees waived                                                (336)             (195)            (209)
                 compensating balance credits                                  (6)               (4)              (4)
                                                                          -------            ------           ------
           Total expenses, net of waivers and compensating
              balance credits                                               1,052               464              407
                                                                          -------            ------           ------
      Net Investment Income                                                 7,463             3,318            2,529
                                                                          -------            ------           ------

Net Realized and Unrealized Gain (Loss) on Investments:
      Realized gain (loss) on investments                                     957               213              140
      Change in unrealized appreciation (depreciation) of investments       4,439             2,681            1,295
                                                                          -------            ------           ------
      Net Realized and Unrealized Gain (Loss) on Investments                5,396             2,894            1,435
----------------------------------------------------------------------------------------------------------------------------
      Change in Net Assets Resulting from Operations                      $12,859            $6,212           $3,964
----------------------------------------------------------------------------------------------------------------------------

       See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                                              Maryland             Pennsylvania            Tax-Free
                                                              Tax-Free               Tax-Free          Intermediate-Term
                                                            Income Trust           Income Trust          Income Trust
                                                         ------------------------------------------------------------------
                                                             Years Ended            Years Ended           Years Ended
                                                          3/31/98    3/31/97   3/31/98     3/31/97    3/31/98     3/31/97
---------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
      Net investment income                               $ 7,463    $ 7,702   $ 3,318     $ 3,457    $ 2,529     $ 2,530
      Net realized gain (loss) on investments                 957        482       213         (20)       140          18
      Change in unrealized appreciation
        (depreciation) of investments                       4,439     (1,253)    2,681        (422)     1,295        (462)
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations       12,859      6,931     6,212       3,015      3,964       2,086
      Distributions to shareholders:
         From net investment income:
            Primary Class                                  (7,463)    (7,702)   (3,318)     (3,457)    (2,529)     (2,530)
            Navigator Class                                   N/A        N/A       Nil         N/A        N/A         N/A
         From net realized gain on investments:
            Primary Class                                  (1,004)      (672)     (103)       (778)        --          --
            Navigator Class                                   N/A        N/A        --         N/A        N/A         N/A
      Change in net assets from Fund share transactions:
            Primary Class                                   4,102        772       382         820      3,084      (4,862)
            Navigator Class                                   N/A        N/A        90         N/A        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets                                  8,494       (671)    3,263        (400)     4,519      (5,306)

Net Assets:
      Beginning of year                                   145,974    146,645    64,875      65,275     54,736      60,042
---------------------------------------------------------------------------------------------------------------------------
      End of year                                        $154,468   $145,974   $68,138     $64,875    $59,255     $54,736
---------------------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

     Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

<CAPTION
                                         Investment Operations                        Distributions From:
                                ----------------------------------------  ---------------------------------------
                                                                                                       In Excess
                   Net Asset       Net        Net Realized      Total                      Net          of Net
                     Value,     Investment   and Unrealized     From           Net       Realized      Realized
                   Beginning      Income     Gain (Loss) on   Investment   Investment     Gain on       Gain on         Total
                    of Year       (Loss)      Investments     Operations     Income     Investments   Investments   Distributions
---------------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust

   -- Primary Class
      Years Ended Mar. 31,
      1998          $15.91        $.81(D)          $ .59        $1.40        $(.81)       $(.11)       $  --           $ (.92)
      1997           16.07         .83(D)           (.09)         .74         (.83)        (.07)          --             (.90)
      1996           15.87         .86(D)            .25         1.11         (.86)        (.05)          --             (.91)
      1995           15.69         .83(D)            .18         1.01         (.83)          --           --             (.83)
      1994           15.97         .84(D)           (.27)         .57         (.84)          -          (.01)            (.85)

Pennsylvania Tax-Free Income Trust

   -- Primary Class
Years Ended Mar. 31,
      1998          $15.80        $.81(E)          $ .71        $1.52        $(.81)       $(.03)       $  --           $ (.84)
      1997           16.10         .83(E)           (.11)         .72         (.83)        (.19)          --            (1.02)
      1996           16.02         .89(E)            .15         1.04         (.89)        (.07)          --             (.96)
      1995           15.80         .85(E)            .22         1.07         (.85)          --           --             (.85)
      1994           16.03         .86(E)           (.23)         .63         (.86)          --           --             (.86)

   -- Navigator Class
      Year Ended Mar. 31,
      1998(H)       $16.44        $.05(F)          $ .04        $ .09        $(.05)       $  --        $  --           $ (.05)

Tax-Free Intermediate-Term Income Trust

   -- Primary Class
      Years Ended Mar. 31,
      1998          $15.22        $.67(G)          $ .39        $1.06        $(.67)       $  --        $  --           $ (.67)
      1997           15.34         .68(G)           (.12)         .56         (.68)          --           --             (.68)
      1996           15.06         .68(G)            .28          .96         (.68)          --           --             (.68)
      1995           14.96         .72(G)            .10          .82         (.72)          --           --             (.72)
      1994           15.06         .70(G)           (.09)         .61         (.70)        (.01)          --             (.71)
---------------------------------------------------------------------------------------------------------------------------------


                                                                Ratios/Supplemental Data
                                   ------------------------------------------------------------------------------------
                                                                                  Net
                       Net Asset                 Total            Net          Investment                  Net Assets,
                        Value,                  Expenses        Expenses         Income      Portfolio       End of
                        End of       Total     to Average      to Average      to Average     Turnover        Year
                         Year      Return(A)   Net Assets(B)   Net Assets(C)   Net Assets      Rate      (in thousands)
-----------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust

   -- Primary Class
      Years Ended Mar. 31,
      1998              $16.39       8.97%         .70%(D)        .70%(D)        4.97%(D)       18.9%        $154,468
      1997               15.91       4.73%         .67%(D)        .66%(D)        5.18%(D)        6.0%         145,974
      1996               16.07       7.11%         .59%(D)        .58%(D)        5.29%(D)       14.1%         146,645
      1995               15.87       6.60%          --            .54%(D)        5.32%(D)        9.5%         142,314
      1994               15.69       3.51%          --            .46%(D)        5.10%(D)        6.6%         145,578

Pennsylvania Tax-Free Income Trust

   -- Primary Class
Years Ended Mar. 31,
      1998              $16.48       9.80%         .71%(E)        .70%(E)        5.00%(E)       14.1%         $68,048
      1997               15.80       4.61%         .67%(E)        .66%(E)        5.20%(E)       13.6%          64,875
      1996               16.10       6.52%         .54%(E)        .53%(E)        5.42%(E)       17.2%          65,275
      1995               16.02       7.03%          --            .49%(E)        5.42%(E)        2.1%          63,929
      1994               15.80       3.81%          --            .40%(E)        5.16%(E)         --           62,904

   -- Navigator Class
      Year Ended Mar. 31,
      1998(H)           $16.48        .55%(I)      .45%(F,J)      .45%(F,J)      4.82%(F,J)     14.1%         $    90

Tax-Free Intermediate-Term Income Trust

   -- Primary Class
      Years Ended Mar. 31,
      1998              $15.61       7.12%         .71%(G)        .70%(G)        4.34%(G)        9.0%         $59,255
      1997               15.22       3.71%         .67%(G)        .66%(G)        4.43%(G)        8.9%          54,736
      1996               15.34       6.47%         .57%(G)        .56%(G)        4.41%(G)         --           60,042
      1995               15.06       5.65%          --            .34%(G)        4.83%(G)       24.8%          48,837
      1994               14.96       3.99%          --            .30%(G)        4.44%(G)        6.6%          54,032
-----------------------------------------------------------------------------------------------------------------------

      (A) Excluding sales charge.

      (B) Pursuant to Securities and Exchange Commission regulations effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, credits were included in the ratio.

      (C) This ratio reflects total expenses reduced by the impact of compensating balance credits and voluntary expense waivers described below.

      (D) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.45% until December 31, 1993; 0.50% until June 30, 1994; 0.55% until July 31, 1995; 0.60% until March 31, 1996;
          0.65% until December 31, 1996 and 0.70% through July 31, 1998. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1998, .93%; 1997, .96%; 1996, .95%; 1995, .94%; 1994, .94%.

      (E) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.35% until July 31, 1993; 0.40% until December 31, 1993; 0.45% until June 30, 1994; 0.50% until July 31,
          1995; 0.55% until March 31, 1996; 0.65% until December 31, 1996 and
          0.70% through July 31, 1998. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1998, 1.00%; 1997, 1.04%; 1996, 1.02%; 1995, 1.01%; 1994, 1.03%.

      (F) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.45% until July 31, 1998. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for the period would have been .75%.

      (G) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.30% until June 30, 1994; 0.35% until July 31, 1995; 0.65% until December 31, 1996 and 0.70% through July 31,
          1998. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1998, 1.06%; 1997, 1.11%; 1996, 1.10%; 1995, 1.04%;
          1994, 1.14%.

      (H) For the period March 10, 1998 (commencement of sale of Navigator Class) to March 31, 1998.

      (I) Not annualized

      (J) Annualized

      See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

-------------------------------------------------------------------------------

1. Significant Accounting Policies:

           The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate"), (each a "Fund") is registered under the Investment Company Act of 1940, as amended, each as an open-end management investment company. All series of the Trust are non-diversified.
           Pennsylvania Tax-Free consists of two classes of shares: Primary Class, offered since August 1, 1991, and Navigator Class, offered to certain institutional investors since March 10, 1998.The Navigator Class of Maryland Tax-Free and Tax-Free Intermediate has not commenced operations. The income and expenses of the Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

      Security Valuation
           Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.
           Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest, or repay principal of, municipal obligations held by either of those Funds.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividends are declared daily and paid monthly. Capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions payable are recorded on the ex-dividend date. At March 31, 1998, dividends payable of $296 were accrued for Maryland Tax-Free, $134 for Pennsylvania Tax-Free and $102 for Tax-Free Intermediate.

      Investment Transactions

      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

                                  Receivable for             Payable for
                                  Securities Sold       Securities Purchased
      ----------------------------------------------------------------------
      Maryland Tax-Free                 $--                    $3,174
      Pennsylvania Tax-Free              20                        --
      Tax-Free Intermediate-Term         --                        --

-------------------------------------------------------------------------------

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute all of their taxable income to their shareholders. At March 31, 1998, Tax-Free Intermediate had capital loss carryforwards for federal income tax purposes of $3 and $67 expiring in 2003 and 2004, respectively.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
           For the year ended March 31, 1998, investment transactions (excluding short-term investments) were as follows:

                                         Purchases        Proceeds from Sales
      -----------------------------------------------------------------------
      Maryland Tax-Free                   $27,638              $29,299
      Pennsylvania Tax-Free                 8,992               11,060
      Tax-Free Intermediate-Term            9,024                5,025

           At March 31, 1998, cost, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                      Cost     Appreciation    (Depreciation)
      -----------------------------------------------------------------------
      Maryland Tax-Free             $145,074    $10,243             $(24)
      Pennsylvania Tax-Free           63,108      4,214               (6)
      Tax-Free Intermediate-Term      56,489      2,096              (66)

3. Repurchase Agreements:
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment advisers, acting under the supervision of their Board of Trustees, review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Transactions with Affiliates:
           Each Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to their respective agreements, the Adviser provides the Funds with investment advisory and management services for which each Fund pays a fee, computed daily and payable monthly at an annual rate of 0.55% of each Fund's average daily net assets.

           The Adviser has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month annual rates of each Fund's average daily net assets as follows: for Maryland Tax-Free, 0.55% until July 31, 1995; 0.60% until March 31, 1996; 0.65% until December 31, 1996 and 0.70%
      through July 31, 1998, or until the Fund's net assets reach $200 million, whichever occurs first; for Pennsylvania Tax-Free Primary shares, 0.50% until July 31, 1995; 0.55% through March 31, 1996; 0.65% until December 31, 1996 and 0.70% through July 31, 1998; for Pennsylvania Tax-Free Navigator shares, 0.45% until July 31, 1998, or until the Fund's net assets reach $125 million, whichever occurs first; for Tax-Free Intermediate, 0.35% until July 31, 1995; 0.65% until December 31, 1996 and 0.70% through July 31, 1998, or until the Fund's net assets reach $100 million, whichever occurs first. For the year ended March 31, 1998, advisory fees of $336, $195, and $209, were waived and $44, $11, and $13 were due to the Adviser by Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate-Term, respectively.
           Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to each Fund pursuant to an administration agreement with the Adviser. The Adviser pays LMFA a fee, computed daily and payable monthly at an annual rate of 0.05% of each Fund's average daily net assets.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, computed daily and payable monthly, from each of the Funds at an annual rate of 0.125% for each, of average daily net assets. At March 31, 1998, distribution and service fees due to the distributor were as follows:
      Maryland Tax-Free, $33; Pennsylvania Tax-Free, $14; and Tax-Free Intermediate, $13.
           Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, Legg Mason was paid the following amounts by the transfer agent for the year ended March 31, 1998: Maryland Tax-Free, $17; Pennsylvania Tax-Free, $8; and Tax-Free Intermediate, $6.
           The Adviser, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:
           The Funds, along with certain other Legg Mason Funds, participate in a $150 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the year ended March 31, 1998, the Funds had no borrowings under the line of credit.

-------------------------------------------------------------------------------

6. Fund Share Transactions:
           At March 31, 1998, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:


                                                                 Reinvestment
                                                 Sold          of Distributions      Repurchased              Net Change
                                         -------------------   ----------------  -------------------      ------------------
                                          Shares     Amount    Shares   Amount    Shares     Amount        Shares    Amount
----------------------------------------------------------------------------------------------------------------------------
      Maryland Tax-Free
      -- Primary Class
         Year Ended March 31, 1998        1,148    $18,744       390   $6,342   (1,288)    $(20,984)         250   $ 4,102
         Year Ended March 31, 1997          881     14,121       394    6,311   (1,225)     (19,660)          50       772

      Pennsylvania Tax-Free
      -- Primary Class
         Year Ended March 31, 1998          503    $ 8,232       148   $2,413     (630)    $(10,263)          21   $   382
         Year Ended March 31, 1997          418      6,655       192    3,059     (557)      (8,894)          53       820

      -- Navigator Class
         Year Ended March 31, 1998A           5    $    90        --   $   --       --     $     --            5   $    90

      Tax-Free Intermediate
      -- Primary Class
         Year Ended March 31, 1998          955    $14,796       124   $1,926     (879)    $(13,638)         200   $ 3,084
         Year Ended March 31, 1997          858     13,139       128    1,969   (1,304)     (19,970)        (318)   (4,862)

----------------------------------------------------------------------------------------------------------------------------

      (A) For the period March 10, 1998 (commencement of sale of Navigator Class) to March 31, 1998.

Report of Independent Accountants



To the Shareholders and Trustees of Legg Mason Tax-Free Income Fund:

   We have audited the accompanying statements of net assets of the Legg Mason Maryland Tax-Free Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust and Legg Mason Tax-Free Intermediate-Term Income Trust ("the Funds") as of March 31, 1998, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legg Mason Maryland Tax-Free Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust and Legg Mason Tax-Free Intermediate-Term Income Trust as of March 31, 1998, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                      Coopers & Lybrand L.L.P.

Baltimore, Maryland
April 24, 1998